Fair value measurements and Hedging (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Losses from the de-designated interest rate swaps	$ (1,246)	$ (507)
Restricted cash, current	18,350			$ 32,248
Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Restricted cash, current	7,757			$ 13,496
De-designated Interest Rate Swaps [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Losses from the de-designated interest rate swaps	$ 1,349
Forecast [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Gain in connection with interest rate swap to be reclassified into earnings during the following 12-month period			$ 3,045